Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 275,334	$ 10,582	$ 11,781
Accounts receivable, net	31,289	23,171	24,776
Contract assets	15,439	14,368	10,088
Prepaid expenses	11,053	5,619	4,107
Other current assets	11,439	11,444	10,584
Total current assets	344,554	65,184	61,336
Property and equipment, net	10,371	4,583	5,002
Intangible assets, net	198,218	109,732	114,542
Goodwill	324,843	202,247	200,624
Deferred tax asset	5		5
Other assets	11,996	11,857	9,496
Total assets	889,987	393,603	391,005
Current liabilities:
Accounts payable	11,763	17,208	10,106
Accrued expenses	35,761	32,670	35,220
Deferred revenue	33,705	24,844	26,036
Current debt	23	10,456	10,272
Derivative warrant liabilities	123,618		0
Other current liabilities	12,570	4,619	3,714
Total current liabilities	217,440	89,797	85,348
Long-term debt—less current portion	78	85,436	82,723
Deferred tax liability	27,877	7,895	8,097
Other liabilities	1,987	3,617	3,589
Total liabilities	247,382	186,745	179,757
Temporary equity:
Preference shares, value	0	359,936	350,675
Total temporary equity	0	359,936	350,675
Shareholders' deficit
Common shares, Value	1,865	24	24
Additional paid-in capital	1,265,149	2,393	2,393
Accumulated deficit	(634,050)	(167,820)	(153,237)
Accumulated other comprehensive income	9,639	12,325	11,393
Total shareholders' deficit	642,605	(153,078)	(139,427)	$ (81,362)
Total liabilities, temporary equity and shareholders' deficit	889,987	393,603	391,005
MAVEN TOPCO LIMITED [Member]
Current assets:
Cash and cash equivalents		10,582	11,781	8,228
Accounts receivable, net			24,776	18,376
Contract assets		14,400	10,088	5,700
Prepaid expenses			4,107	3,207
Other current assets		11,444	10,584	3,276
Total current assets			61,336	38,741
Property and equipment, net			5,002	4,882
Intangible assets, net		109,732	114,542	126,440
Goodwill			200,624	192,980
Deferred tax asset			5	173
Other assets		11,857	9,496	12,080
Total assets			391,005	375,296
Current liabilities:
Accounts payable			10,106	13,292
Accrued expenses			35,220	21,861
Deferred revenue		24,800	26,036	16,015
Current debt		10,456	10,272	25
Other current liabilities		4,619	3,714	3,461
Total current liabilities			85,348	54,654
Long-term debt—less current portion		85,436	82,723	73,166
Deferred tax liability			8,097	6,223
Other liabilities		3,617	3,589	3,810
Total liabilities			179,757	137,853
Temporary equity:
Preference shares, value			350,675	318,805
Total temporary equity			350,675	318,805
Shareholders' deficit
Common shares, Value			24	24
Additional paid-in capital			2,393	2,393
Accumulated deficit			(153,237)	(91,019)
Accumulated other comprehensive income			11,393	7,240
Total shareholders' deficit		$ (153,078)	(139,427)	(81,362)
Total liabilities, temporary equity and shareholders' deficit			391,005	$ 375,296
Common Class B [Member]
Shareholders' deficit
Common shares, Value	2		$ 0
Total shareholders' deficit	$ 2